Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expenses
Selling, general and administrative expenses

20.Selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Personnel expenses	$234,740	$164,646	$108,507
Professional and marketing fees	178,570	102,674	48,681
Supervisory board	6,912	12,958	4,838
Depreciation and amortization	2,211	2,126	1,092
IT expenses	17,431	8,977	—
Other expenses	32,268	16,263	8,525
Total Selling, general and administrative expenses	$472,132	$307,644	$171,643